Subsequent Events (Details) - Subsequent Event [member] - USD ($)	Mar. 13, 2018	Jan. 25, 2018	Jan. 08, 2018	Mar. 09, 2018
Statement Line Items [Line Items]
Aggregate ordinary shares	3,333,336
Warrants to purchase shares	2,500,002
Aggregate purchase price	$ 5,000
Total upfront and milestone payment		$ 2,200,000
Warrants issued				982,344
Warrants term	The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years.
Placement agent warrants [Member]
Statement Line Items [Line Items]
Warrants to purchase shares	166,667
ADS [Member]
Statement Line Items [Line Items]
Aggregate ordinary shares	6,666,672
Warrants to purchase shares	5,000,004
Warrant exercise price	$ 2.00
ADS [Member] | Placement agent warrants [Member]
Statement Line Items [Line Items]
Warrants to purchase shares	333,334
Warrant exercise price	$ 2.00
Gebro Holding [member]
Statement Line Items [Line Items]
Sale of milestone description			(i) €300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 thousand and €1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 thousand and up to €4,025 thousand upon meeting certain net sales.
Gebro Holding [member] | Euro [Member]
Statement Line Items [Line Items]
Total upfront and milestone payment			$ 1,500,000
March 2014 Financing [Member]
Statement Line Items [Line Items]
Warrants issued				98,234